Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000255262 [Member]
Shareholder Report [Line Items]
Fund Name	MRBL Enhanced Equity ETF
Class Name	MRBL Enhanced Equity ETF
Trading Symbol	EDGE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the MRBL Enhanced Equity ETF (the “Fund”) for the period of January 21, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at http://mrblmanagementetf.com/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit http://mrblmanagementetf.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	http://mrblmanagementetf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$67	0.74%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
For the fiscal year ended November 30, 2025, the MRBL Enhanced Equity ETF delivered a total return of 11.53% based on NAV and 11.37% based on market price. Performance reflected the Fund’s enhanced exposure to U.S. large-cap equities, which magnified gains during rising markets and losses during periods of volatility.
The Fund’s performance was driven primarily by its leveraged equity exposure and the impact of its options overlay. The options strategy contributed income but also limited upside capture during strong equity rallies. Periods of volatility, including the tariff-related market disruption in April 2025, affected both leveraged exposure and option pricing.
Throughout the period, the Fund maintained its target exposures, derivatives were used to implement the strategy, and liquidity and risk controls remained in place. Collateral holdings provided stability but reduced full participation in positive market moves. No unusual corporate events occurred during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

PERFORMANCE
Since Inception (1/21/2025)
MRBL Enhanced Equity ETF - NAV	11.53%
Solactive GBS United States 1000 Total Return Index	13.76%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit http://mrblmanagementetf.com/ for more recent performance information.

Performance Inception Date	Jan. 21, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,799,654
Holdings Count | holding	9
Advisory Fees Paid, Amount	$ 33,662
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$5,799,654	Portfolio Turnover Rate*	0%
# of Portfolio Holdings	9	Advisory Fees Paid	$33,662
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

ASSET WEIGHTING (as a % of Net Assets)
Purchased Options	114.0%
Cash and Cash Equivalents	1.1%
Written Options	(15.1)%